Share-Based and Other Deferred Compensation - Summary of Activity Related to Share-Based Awards (Details) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2016	Feb. 29, 2016	Oct. 31, 2015	Dec. 31, 2016
2006 and 2016 Stock Incentive Plan [Member]
Number of Shares
Balance at beginning of period (in shares)				5,634
Granted (in shares)				4,044
Modified (in shares)				0
Forfeited (in shares)				(181)
Vested/Performance Achieved (in shares)				(2,609)
Balance at end of period (in shares)				6,888
Grant Date Weighted Average Fair Value
Balance at beginning of period				$ 261,603
Granted				208,833
Modified				0
Forfeited				(8,758)
Vested/Performance Achieved				(115,230)
Balance at end of period				$ 346,448
Class E LP Units [Member] | Evercore ISI [Member] | Acquisition Related [Member]
Number of Shares
Balance at beginning of period (in shares)				771
Granted (in shares)				4
Modified (in shares)				0
Forfeited (in shares)				(5)
Vested/Performance Achieved (in shares)	(224)		(233)	(389)
Balance at end of period (in shares)				381
Grant Date Weighted Average Fair Value
Balance at beginning of period				$ 39,525
Granted				203
Modified				0
Forfeited				(270)
Vested/Performance Achieved				(19,755)
Balance at end of period				$ 19,703
Class G Interests [Member] | Evercore ISI [Member] | Acquisition Related [Member]
Number of Shares
Balance at beginning of period (in shares)				1,075
Granted (in shares)				6
Modified (in shares)				0
Forfeited (in shares)				(6)
Vested/Performance Achieved (in shares)		(371)		(364)
Balance at end of period (in shares)				711
Grant Date Weighted Average Fair Value
Balance at beginning of period				$ 55,623
Granted				308
Modified				0
Forfeited				(303)
Vested/Performance Achieved				(18,811)
Balance at end of period				$ 36,817
Class H Interests [Member] | Evercore ISI [Member] | Acquisition Related [Member]
Number of Shares
Balance at beginning of period (in shares)				4,083
Granted (in shares)				33
Modified (in shares)				0
Forfeited (in shares)				(33)
Vested/Performance Achieved (in shares)				(37)
Balance at end of period (in shares)				4,046
Grant Date Weighted Average Fair Value
Balance at beginning of period				$ 211,365
Granted				1,752
Modified				0
Forfeited				(1,729)
Vested/Performance Achieved				(1,933)
Balance at end of period				$ 209,455